Financial Investments - Equity instruments measured at fair value through other comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	£ 109	£ 103
Dividends recognised for equity instruments held at year end	0	0
Business facilitation
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	77	76
Dividends recognised for equity instruments held at year end	0	0
Investments required by central institutions
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	31	26
Dividends recognised for equity instruments held at year end	0	0
Others
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	1	1
Dividends recognised for equity instruments held at year end	£ 0	£ 0